Provision for/(Reversal of) expected credit losses for receivables and other assets (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Provision for/(Reversal of) expected credit losses for receivables and other assets
Collection of return of finance lease receivables	¥ (1,946,105)	$ (278,289)	¥ (2,848,564)	¥ (4,954,732)
Expected credit loss/(reversal) for accounts receivables	(281,983)	(40,323)	105,538	199,711
Expected credit loss/(reversal) for other current assets	4,822,880	689,663	(14,764,657)	29,314,107
Expected credit loss/(reversal) for other non-current assets	(473,144)	(67,659)	(1,108,096)	94,462
Total	¥ 2,121,648	$ 303,392	¥ (18,615,779)	¥ 24,653,548